Net debt (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Net Debt [Abstract]
Schedule of Current Assets, Short and Long Term Borrowings

	Listing exchange	2024 £m	2023 £m
Current assets:
Liquid investments		21	42
Cash and cash equivalents		3,870	2,936
		3,891	2,978
Short-term borrowings:
Commercial paper		–	(815)
Bank loans, overdrafts and other		(762)	(191)
3.000% US$ US Medium Term Note 2024	New York Stock Exchange	–	(784)
1.375% € Euro Medium Term Note 2024	London Stock Exchange	–	(867)
4.000% € Euro Medium Term Note 2025	London Stock Exchange	(622)	–
3.625% US$ US Medium Term Note 2025	New York Stock Exchange	(797)	–
Lease liabilities		(168)	(156)
		(2,349)	(2,813)
Long-term borrowings:
4.000% € Euro Medium Term Note 2025	London Stock Exchange	–	(650)
3.625% US$ US Medium Term Note 2025	New York Stock Exchange	–	(783)
1.000% € Euro Medium Term Note 2026	London Stock Exchange	(581)	(608)
1.250% € Euro Medium Term Note 2026	London Stock Exchange	(829)	(867)
3.000% € Euro Medium Term Note 2027	London Stock Exchange	(414)	(434)
3.375% £ Euro Medium Term Note 2027	London Stock Exchange	(307)	(306)
3.875% US$ US Medium Term Note 2028	New York Stock Exchange	(1,393)	(1,370)
0.883% ¥ Euro Medium Term Note 2028	London Stock Exchange	(216)	(235)
1.250% £ Euro Medium Term Note 2028	London Stock Exchange	(746)	(745)
3.375% US$ US Medium Term Note 2029	New York Stock Exchange	(792)	(778)
1.375% € Euro Medium Term Note 2029	London Stock Exchange	(414)	(433)
1.750% € Euro Medium Term Note 2030	London Stock Exchange	(621)	(650)
2.875% € Euro Medium Term Note 2031	London Stock Exchange	(576)	–
3.125% € Euro Medium Term Note 2032	London Stock Exchange	(577)	(604)
5.250% £ Euro Medium Term Note 2033	London Stock Exchange	(567)	(566)
5.375% US$ US Medium Term Note 2034	London Stock Exchange	(396)	(390)
1.625% £ Euro Medium Term Note 2035	London Stock Exchange	(745)	(745)
3.250% € Euro Medium Term Note 2036	London Stock Exchange	(494)	–
6.375% US$ US Medium Note 2038	New York Stock Exchange	(2,176)	(2,139)
6.375% £ Euro Medium Term Note 2039	London Stock Exchange	(627)	(627)
5.250% £ Euro Medium Term Note 2042	London Stock Exchange	(472)	(472)
4.200% US$ US Medium Term Note 2043	New York Stock Exchange	(392)	(385)
4.250% £ Euro Medium Term Note 2045	London Stock Exchange	(366)	(366)
Other long-term borrowings		(2)	(1)
Lease liabilities		(934)	(1,051)
		(14,637)	(15,205)
Net debt		(13,095)	(15,040)

Schedule of Lease Obligations	The maturity analysis of discounted lease liabilities recognised on the Group balance sheet is as follows:

	2024 £m	2023 £m
Rental payments due within one year	168	156
Rental payments due between one and two years	222	214
Rental payments due between two and three years	146	134
Rental payments due between three and four years	109	114
Rental payments due between four and five years	73	88
Rental payments due after five years	384	501
Total lease liabilities	1,102	1,207